Significant Accounting Policies - Principles of consolidation to short-term investments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) Y	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Principles of consolidation
Net income (loss) attributable to non-controlling interests	¥ 262,000	¥ (4,160,000)	¥ 733,000
Functional currency and foreign currency translation
Total foreign currency translation adjustments	(416,000)	369,000	570,000
Fair value measurements
Impairment loss	0	44,500,000	0
Debt Securities Value	58,998,000	53,580,000	¥ 58,391,000
Amount transferred to level 3	0	0
Amount transferred to level 1 to 2	0	0
Amount transferred to level 2 to 1	0	0
Wealth management products
Fair value measurements
Investments		41,947,000
Recurring
Fair value measurements
Investments		53,580,000
Recurring | Fair value option
Fair value measurements
Investments	58,998,000
Level 2 | Wealth management products
Fair value measurements
Investments		41,947,000
Level 3 | Recurring
Fair value measurements
Investments		53,580,000
Level 3 | Recurring | Company B
Fair value measurements
Debt Securities Value	¥ 0	¥ 0
Level 3 | Recurring | Price Volatility | Hangzhou Jialin and its related entities
Fair value measurements
Measurement Input		50.9
Level 3 | Recurring | Price Volatility | HZJL Cayman Ltd
Fair value measurements
Measurement Input	1.1
Level 3 | Recurring | Price Volatility | Company A
Fair value measurements
Measurement Input	50.4	51.6
Level 3 | Recurring | Price Volatility | Company B
Fair value measurements
Measurement Input	37.6
Level 3 | Recurring | Price Volatility | Company C
Fair value measurements
Measurement Input	65.2	64.5
Level 3 | Recurring | Price Volatility | Company D
Fair value measurements
Measurement Input	65.3
Level 3 | Recurring | Risk Free Interest Rate | Hangzhou Jialin and its related entities
Fair value measurements
Measurement Input		1.1
Level 3 | Recurring | Risk Free Interest Rate | HZJL Cayman Ltd
Fair value measurements
Measurement Input	1.3
Level 3 | Recurring | Risk Free Interest Rate | Company B
Fair value measurements
Measurement Input	2.3
Level 3 | Recurring | Risk Free Interest Rate | Company C
Fair value measurements
Measurement Input	1.4	1.2
Level 3 | Recurring | Risk Free Interest Rate | Company D
Fair value measurements
Measurement Input	1.3
Level 3 | Recurring | Measurement Input, Market Ratio | Hangzhou Jialin and its related entities
Fair value measurements
Measurement Input		21.4
Level 3 | Recurring | Measurement Input, Market Ratio | HZJL Cayman Ltd
Fair value measurements
Measurement Input	1.2	1
Level 3 | Recurring | Measurement Input, Industrial Stock Market Index | Company B
Fair value measurements
Measurement Input	(39.3)
Level 3 | Recurring | Minimum | Price Volatility | Hangzhou Jialin and its related entities
Fair value measurements
Measurement Input	44.2
Level 3 | Recurring | Minimum | Risk Free Interest Rate | Hangzhou Jialin and its related entities
Fair value measurements
Measurement Input	1.3
Level 3 | Recurring | Minimum | Measurement Input, Market Ratio | Hangzhou Jialin and its related entities
Fair value measurements
Measurement Input	20.2
Level 3 | Recurring | Maximum | Price Volatility | Hangzhou Jialin and its related entities
Fair value measurements
Measurement Input	46.5
Level 3 | Recurring | Maximum | Risk Free Interest Rate | Hangzhou Jialin and its related entities
Fair value measurements
Measurement Input	1.4
Level 3 | Recurring | Maximum | Measurement Input, Market Ratio | Hangzhou Jialin and its related entities
Fair value measurements
Measurement Input	20.9
Level 3 | Recurring | Fair value option
Fair value measurements
Investments	¥ 58,998,000